INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY

Note 5 – INVENTORY:

	December 31
	2024	2023
	U.S. dollars in thousands
Raw materials	801	955
Work in process	647	425
Finished goods	872	1,468
	2,320	2,848

The Company recorded an inventory write-off of $508 thousand, $1,123 thousand and $178 thousand in 2024, 2023 and 2022, respectively, which is presented within cost of revenue in the statement of operations. In addition, the Company recorded an inventory write off of $0 thousand, $144 thousand and $0 thousand in 2024, 2023 and 2022, respectively related to raw materials which are not expected to be used during the future production process. Inventory write-offs were recorded to reflect anticipated net realizable value on disposition of existing inventory assets.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)